UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2013

Date of reporting period: JUNE 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Debt Investments (53.52%)
Bank Debt (44.38%) (1)
Aerospace Product and Parts Manufacturing (0.00%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (2)	$ 13,659	$ 7,376	-

Alumina and Aluminum Production and Processing (6.87%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2), (4)	$ 26,372,749	8,913,989	4.07%
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 6.75% PIK, due 6/30/14 (4)	$ 6,128,495	6,128,495	2.80%
Total Alumina and Aluminum Production and Processing		15,042,484

Business Support Services (3.98%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.25%
LIBOR Floor, due 8/28/19	$ 8,630,058	8,724,988	3.98%

Communications Equipment Manufacturing (3.22%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (3)	$ 10,345,858	7,055,875	3.22%

Electronic Shopping and Mail-Order Houses (1.28%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$ 2,792,598	2,795,391	1.28%

Iron and Steel Mills and Ferroalloy Manufacturing (2.15%)
Essar Steel Algoma, Inc., Senior Secured Term Loan, LIBOR + 7.5%,
1.25% LIBOR Floor, due 9/20/14	$ 4,621,482	4,722,600	2.15%

Management, Scientific, and Technical Consulting Services (3.57%)
Hill International, Inc., Senior Secured 2nd Lien Term Loan, 7.5%, due 10/17/16	$ 8,000,000	7,828,000	3.57%

Motion Picture and Video Industries (4.17%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$ 5,576,526	5,046,756	2.30%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$ 4,461,220	4,104,323	1.87%
Total Motion Picture and Video Industries		9,151,079

Other Financial Investment Activities (0.62%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%,
due 12/31/22	$ 6,368,677	1,353,344	0.62%

Plastics Product Manufacturing (8.11%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 6/30/16 (4)	$ 12,235,844	6,686,890	3.05%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/16 (4)	$ 10,378,677	10,378,677	4.73%
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 3/31/16 (4)	$ 732,605	732,605	0.33%
Total Plastics Product Manufacturing		17,798,172

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Debt Investments (continued)
Scheduled Air Transportation (1.96%)
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N659UA, 12%, due 3/28/16 (3)	$ 1,899,285	$ 2,054,304	0.94%
N661UA, 12%, due 5/4/16 (3)	$ 1,991,514	2,232,625	1.02%
Total Scheduled Air Transportation		4,286,929

Semiconductor and Other Electronic Component Manufacturing (5.18%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/30/15	$ 9,667,282	9,667,282	4.41%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$ 1,677,277	1,677,276	0.77%
Total Semiconductor and Other Electronic Component Manufacturing		11,344,558

Wired Telecommunications Carriers (1.83%)
Bulgaria Telecom Company AD, 1st Lien Facility 1A Term Loan,
EURIBOR + 5.5%, due 11/9/17 - (Bulgaria) (5)	€ 742,798	903,565	0.41%
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan,
LIBOR + 10.9%, due 4/30/14 - (Canada)	$ 2,855,297	2,846,731	1.30%
Viva Telecom Bulgaria EAD, 1st Lien Facility 1B Term Loan, EURIBOR + 5.5%,
due 11/9/17 - (Luxembourg) (5)	€ 223,373	271,718	0.12%
Total Wired Telecommunications Carriers		4,022,014

Wireless Telecommunications Carriers (1.44%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor,
due 6/21/17	$ 2,957,663	3,152,869	1.44%

Total Bank Debt (Cost $122,892,735)		97,285,679

Other Corporate Debt Securities (9.14%)
Aerospace Product and Parts Manufacturing (0.15%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (2)	$ 1,564,000	211,296	0.10%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (2)	$ 889,000	120,104	0.05%
Total Aerospace Product and Parts Manufacturing		331,400

Gaming Industries (2.53%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$ 9,210,000	5,569,957	2.53%

Home Furnishings Stores (0.08%)
Linens 'n Things, Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (2)	$ 2,782,000	166,920	0.08%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

	Principal Amount	Fair	Percent of Cash and
Investment	or Shares	Value	Investments
Debt Investments (continued)
Oil and Gas Extraction (3.29%)
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (144A) (6)	$ 5,320,000	$ 5,705,700	2.60%
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17	$ 1,487,454	1,487,454	0.69%
Total Oil and Gas Extraction		7,193,154

Plastics Product Manufacturing (0.00%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%,
due 9/15/09 (2), (6)	$ 6,973,000	7	-

Specialty (except Psychiatric and Substance Abuse) Hospitals (3.09%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$ 10,789,000	6,770,098	3.09%

Total Other Corporate Debt Securities (Cost $34,246,883)		20,031,536

Total Debt Investments (Cost $157,139,618)		117,317,215

Equity Securities (26.84%)
Aerospace Product and Parts Manufacturing (0.26%)
Beech Holdings, LLC, Membership Units (2), (6)	75,910	569,325	0.26%

Alumina and Aluminum Production and Processing (0.34%)
Revere Holdings, Inc., Class A Common Shares (2), (4), (6)	910	-	-
Revere Holdings, Inc., Class B Common Shares (2), (4), (6)	2,060	-	-
Revere Leasing, LLC, Class A Units (2), (4), (6)	910	229,531	0.10%
Revere Leasing, LLC, Class B Units (2), (4), (6)	2,060	520,055	0.24%
Total Alumina and Aluminum Production and Processing		749,586

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class C Units (2), (6)	156	-	-

Business Support Services (0.34%)
STG-Fairway Holdings, LLC, Class A Units (2), (6)	47,381	753,974	0.34%

Communications Equipment Manufacturing (8.97%)
Dialogic, Inc., Common Stock (2), (3), (6)	1,316,931	987,698	0.45%
Dialogic, Inc., Warrants to Purchase Common Stock (2), (3), (6)	498,516	149,209	0.07%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (3), (5), (6)	116,474	2,443,534	1.11%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates -
(Luxembourg) (3), (5), (6)	11,530,912	16,067,961	7.34%
Total Communications Equipment Manufacturing		19,648,402

Data Processing, Hosting, and Related Services (1.05%)
GXS Holdings, Inc., Common Stock (2), (6)	490,407	49	-
GXS Holdings, Inc., Series A Preferred Stock (2), (6)	9,299	2,293,153	1.05%
Total Data Processing, Hosting, and Related Services		2,293,202

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments
Equity Securities (continued)
Depository Credit Intermediation (0.15%)
Doral Financial Corporation, Common Stock (2)	401,799	$ 333,493	0.15%

Electric Power Generation, Transmission and Distribution (0.10%)
La Paloma Residual Bank Debt Claim (2), (6)	931,258	26,075	0.01%
Mach Gen, LLC, Common Units (2), (6)	9,740	194,800	0.09%
Total Electronic Power Generation, Transmission and Distribution		220,875

Electronic Shopping and Mail-Order Houses (0.21%)
Shop Holding, LLC, Class A Units (2), (6)	174,754	354,014	0.16%
Shop Holding, LLC, Warrants to Purchase Class A Units (2), (6)	116,502	119,520	0.05%
Total Electronic Shopping and Mail-Order Houses		473,534

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.01%)
Precision Holdings, LLC, Class C Membership Interests (2), (6)	23	11,880	0.01%

Oil and Gas Extraction (1.16%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (3), (6)	121	2,540,298	1.16%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (2), (6)	1,785	5,355	-
Bally Total Fitness Holding Corporation, Warrants (2), (6)	3,218	-	-
Total Other Amusement and Recreation Industries		5,355

Other Electrical Equipment and Component Manufacturing (0.64%)
EPMC HoldCo, LLC, Membership Units (3), (6)	854,400	1,401,216	0.64%

Other Financial Investment Activities (0.00%)
Marsico Holdings, LLC, Common Interest Units (2), (6)	99,430	497	-

Plastics Product Manufacturing (0.00%)
WinCup, Inc., Common Stock (2), (4), (6)	31,020,365	-	-

Radio and Television Broadcasting (0.15%)
SCG Financial Acquisition Corp., Common Stock (2)	30,665	337,931	0.15%

Scheduled Air Transportation (1.61%)
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
United N659UA-767, LLC (N659UA) (3), (6)	213	1,785,475	0.81%
United N661UA-767, LLC (N661UA) (3), (6)	206	1,753,356	0.80%
Total Scheduled Air Transportation		3,538,831

Semiconductor and Other Electronic Component Manufacturing (0.95%)
TPG Hattrick Holdco, LLC, Common Units (2), (6)	1,934,209	2,079,275	0.95%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2013

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount or Shares	Fair Value	Percent of Cash and Investments
Equity Securities (continued)
Wired Telecommunications Carriers (10.90%)
Hawaiian Telcom Holdco, Inc., Common Stock (2)	77,590	$ 1,952,164	0.89%
Integra Telecom, Inc., Common Stock (2), (6)	4,777,651	19,739,943	9.02%
Integra Telecom, Inc., Warrants (2), (6)	1,300,529	-	-
V Telecom Investment S.C.A, Common Shares - (Luxembourg) (2), (5), (6)	897	2,172,365	0.99%
Total Wired Telecommunications Carriers		23,864,472

Total Equity Securities (Cost $118,518,253)		58,822,146

Total Investments (Cost $275,657,871) (7)		176,139,361

Cash and Cash Equivalents (19.64%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.06%,
Collateralized by FHLB Discount Note	$ 10,000,000	10,000,000	4.56%
Toyota Motor Credit Corporation, Commercial Paper, 0.05%, due 7/3/13	$ 9,999,972	9,999,972	4.56%
Union Bank of California, Commercial Paper, 0.10%, due 7/1/13	$ 10,000,000	10,000,000	4.56%
Cash Denominated in Foreign Currency	$ 158,017	205,581	0.09%
Cash Held on Account at Various Institutions	$ 12,854,168	12,854,168	5.87%
Total Cash and Cash Equivalents		43,059,721

Total Cash and Investments		$ 219,199,082	100.00%

Notes to Statement of Investments

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-income producing.

(3)	Non-controlled affiliate - as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(4)	Controlled issuer - as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(5)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(6)	Restricted security.

(7)	Includes investments with an aggregate fair value of $3,451,250 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $29,625,794 and $82,585,583, respectively for the nine months. ended June 30, 2013. Aggregate purchases include investment assets received as payment in kind. Aggregate sales include principal paydowns on and maturities of debt investments of the Registrant. The total value of restricted securities and bank debt as of June 30, 2013 was $159,189,944, or 72.62% of total cash and investments of the Registrant.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $275,657,871. Net unrealized depreciation aggregated $99,518,510, of which $22,010,307 related to appreciated investments and $121,528,817 related to depreciated investments.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At June 30, 2013, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$5,569,957	$3,273,356
2	Other observable market inputs*	4,729,975	12,642,719	3,447,552
3	Independent third-party pricing sources that employ significant unobservable inputs	92,555,704	-	49,015,139
3	Internal valuations with significant unobservable inputs	-	1,818,860	3,086,099
Total		$97,285,679	$20,031,536	$58,822,146

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended June 30, 2013 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$98,641,539	$286,631	$81,815,984
Net realized and unrealized gains (losses)	(5,576,795)	(286,631)	2,567,944
Acquisitions	24,294,442	-	2,928,829
Dispositions	(21,862,274)	-	(40,231,827)
Transfers out of Level 3†	(4,522,085)	-	-
Reclassifications within Level 3††	1,580,877	-	1,934,209
Ending balance	$92,555,704	$-	$49,015,139
Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(5,143,901)	$-	$(1,217,551)

† Comprised of one investment that transferred to Level 2 due to increased trading volumes.

†† Comprised of one bank debt and one equity investment that transferred from Investment Manager Valuation.

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$2,111,052	$29,984	$5,098,595
Net realized and unrealized gains (losses)	2,499	(107,357)	(40,613)
Acquisitions	197,388	1,593,371	-
Dispositions	(730,062)	(147,877)	(37,674)
Transfers into Level 3 #	-	450,739	-
Reclassifications within Level 3‡	(1,580,877)	-	(1,934,209)
Ending balance	$-	$1,818,860	$3,086,099

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$(107,357)	$(40,613)

# Comprised of two investments that transferred to Level 3 due to reduced trading volumes.

‡ Comprised of one bank debt investment and one equity investment that transferred to Independent Third-Party Valuation.

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the nine months ended June 30, 2013 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK,
due 3/31/15	$7,946,840	$777,850	$-	$7,055,875	$743,151
Dialogic, Inc., Common Stock	2,815,405	-	-	987,698	-
Dialogic, Inc., Warrants to Purchase Common Stock	682,621	-	-	149,209	-
EPMC HoldCo, LLC, Membership Units	2,537,568	-	(1,410,700)	1,401,216	-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	3,120,705	-	-	2,443,534	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred
Equity Certificates	15,882,703	-	-	16,067,961	11,859
Online Resources Corporation, Common Stock	1,610,196	-	(2,115,787)	-	-
Online Resources Corporation, Series A-1 Convertible
Preferred Stock	35,853,117	-	(37,735,966)	-	-
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note,
5% PIK, due 6/30/14	10,338,117	-	-	8,913,989	-
Revere Industries, LLC, 1st Lien Rollover Term Loan, LIBOR + 6%, 3%
LIBOR floor, due 6/30/13	530,175	-	(730,062)	-	26,505
Revere Industries, LLC, 2nd Lien Letter of Credit,
3%, due 6/30/13	-	-	-	-	507
Revere Industries, LLC, 2nd Lien Term Loan,
Prime + 6.75% PIK, due 6/30/13	5,120,386	506,707	(436,972)	6,128,495	428,894
Revere Leasing, LLC, Class A Units	239,800	-	(10,268)	229,531	-
Revere Leasing, LLC, Class B Units	543,320	-	(23,243)	520,055	-
TR Acquisition Holdings, LLC, Subordinated Promissory
Note, 10% PIK, due 6/30/16	6,698,254	882,872	-	6,686,890	883,607
N659UA Aircraft Secured Mortgage, 12%, due 3/28/16	2,602,429	-	(422,240)	2,054,304	191,905
N661UA Aircraft Secured Mortgage, 12%, due 5/4/16	2,725,136	-	(409,487)	2,232,625	196,297
N659UA Equipment Trust Beneficial Interests	1,685,168	422,240	(298,230)	1,785,475	-
N661UA Equipment Trust Beneficial Interests	1,678,868	409,487	(293,067)	1,753,356	-
WinCup, Inc., Common Stock	-	-	-	-	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK,
due 3/31/16	9,259,790	1,118,887	-	10,378,677	1,120,642
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK,
due 3/31/16	316,758	415,847	-	732,605	72,958
Woodbine Intermediate Holdings, LLC, Membership Units	2,307,548	-	-	2,540,298	-

(1) The issuers of the investments listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of
5% or more of the issuer's voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at June 30, 2013 were as follows:

Investment	Acquisition Date	Cost
Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,312,308
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Beech Holdings, LLC, Membership Units	3/1/13	705,640
GXS Holdings, Inc., Common Stock	3/28/08	681,620
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	27,265
Hawkeye Renewables, LLC, Class C Units	6/18/10	1,135,799
Integra Telecom, Inc., Common Stock	11/19/09	31,056,377
Integra Telecom, Inc., Warrants	11/19/09	72,344
La Paloma Residual Bank Debt Claim	2/2/05	1,067,689
Mach Gen, LLC, Common Units	Var. 2005 & 2008	4,628,644
Marsico Holdings, LLC, Common Interest Units	9/10/12	103,385
Precision Holdings, LLC, Class C Membership Interests	9/30/10	962
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%,
due 9/15/09	4/4/06	6,546,726
Shop Holding, LLC, Class A Units	6/2/11	164,961
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	648,485
TPG Hattrick Holdco, LLC, Common Units	4/21/06 & 9/30/10	2,074,960
V Telecom Investment S.C.A, Common Shares	11/9/12	2,095,182
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (144A)	5/25/11	4,461,089

ITEM 2. CONTROLS AND PROCEDURES.

(a)             The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)            There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: August 29, 2013

By: /s/ Paul L. Davis

Name: Paul L. Davis

Title: Chief Financial Officer

Date: August 29, 2013